27. EMPLOYEE BENEFITS (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of fair value of plan assets [line items]
Actuarial assets	R$ (99,894)	R$ (111,281)
Actuarial liabilities	905,119	908,721
Pension plan benefits
Disclosure of fair value of plan assets [line items]
Actuarial assets	(99,894)	(111,281)
Actuarial liabilities	7,982	41,937
Post-employment healthcare benefits
Disclosure of fair value of plan assets [line items]
Actuarial assets	0	0
Actuarial liabilities	R$ 897,137	R$ 866,784	R$ 691,262